SUMMARY OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Revenue	$ 937,002	$ 230,258	$ 1,319,388	$ 521,319	$ 1,009,949	$ 680,732
Professional Services Revenue [Member]
Product Information [Line Items]
Revenue			593,898	463,385	935,214	654,374
Software Solution Revenue [Member]
Product Information [Line Items]
Revenue			180,697	57,934	$ 74,735	$ 26,358
Sale of Goods [Member]
Product Information [Line Items]
Revenue			$ 544,793